Scudder Municipal Bond Fund
Scudder Short-Term Municipal Bond Fund
Scudder Fixed Income Fund
Scudder Short Duration Fund (formerly, Scudder Short-term Fixed Income Fund) Scudder High Income Plus Fund (formerly, Deutsche High Yield Bond Fund) Scudder Total Return Bond Fund

Supplement to the currently effective Statement of Additional Information dated June 28, 2002 for each of the funds listed above:

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Effective February 1, 2003, the following funds are no longer offered through this Statement of Additional Information

      o     Scudder Fixed Income Fund

      o Scudder Short Duration Fund (formerly, Scudder Short-Term Fixed Income Fund)

      o     Scudder High Income Plus Fund (formerly, Deutsche High Yield Bond
            Fund)

      o     Scudder Total Return Bond Fund